Other Borrowings (Narrative) (Details) - Federal Home Loan Bank Advances [Member]	Dec. 31, 2016 USD ($)
Short-term Debt [Line Items]
Loans Pledged as Collateral	$ 86,970,000
Line of Credit Facility, Remaining Borrowing Capacity	$ 78,556,000